President’s Report	1

Investment Adviser Outlook	2

Financial Statements

Statement of Assets and Liabilities	3

Statement of Operations	4

Statement of Changes in Net Assets	5

Financial Highlights	6

Notes to Financial Statements	8

Directors and Officers	10

Report of Independent Auditors	11

State Street Equity 500 Index Portfolio

Management Discussion of Fund Performance and Analysis	1

Portfolio of Investments	3

Financial Statements

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Trustees and Officers	15

Report of Independent Auditors	17

After a decade of roaring optimism and three years of excessive market volatility, investors are taking the time to review and rebalance their long-term investments. The recent crisis in corporate governance and earnings quality has largely run its course, paving the way for substantial investment returns from high quality companies. In the current market environment, there are a number of growth opportunities that benefit from low interest rates, low inflation, employment growth and strength in the consumer sector.

At Transamerica Investment Management, we remain steadfast in our commitment to provide exceptional long-term returns to our mutual fund clients. Our team approach to investing is driven by a rigorous research process that seeks to find premier investment opportunities. We analyze industries, scrutinize financial statements, get to know management, and ultimately invest in companies with positive cash flows and a dedication to creating shareholder value.

The start of a new year is an ideal time to review your portfolio. We highly recommend a balanced approach to investing, i.e. finding the right mix of equity, fixed income and money market funds. While a key benefit to investing in mutual funds is diversification among specific securities, your portfolio can be further diversified through asset allocation. Your specific allocations to equity, fixed-income and money market instruments will depend on your financial goals, time horizon and tolerance to stock market volatility.

The Transamerica Premier Funds offers an array of products in these asset classes, many of which have received top ratings from Morningstar. If you have any questions regarding any of the Premier Funds, please call 1-800-892-7587.

We believe our research-based investment philosophy will provide superior investment returns. We hope you will continue to trust the Transamerica Premier Funds with your long-term investments.

Sincerely,

Gary U. Rollé

President

page	1	TRANSAMERICA PREMIER FUNDS	2002 ANNUAL REPORT

TRANSAMERICA PREMIER INDEX FUND

Primary Manager: Lisa L. Hansen, Secondary Managers: Christopher J. Bonavico; Sangita V. Patel

Fund Performance

Transamerica Premier Index Fund (Investor Class) narrowly underperformed the Standard & Poor’s 500 Index, generating a one-year total return of –22.22%, compared to a return of –22.10% for the index.

Market Review

For most of 2002, corporate earnings disappointments and corporate governance issues weighed heavily on U.S. equity markets. Combined with on-again, off-again news of an economic recovery and talk of war, they led to poor market performance across the board until the fourth quarter, when corporate earnings showed small signs of improvement. Though still not robust, there were fewer earnings disappointments in the final months of the year, indicating that companies have ratcheted down expenses to manageable levels. The market rallied strongly in October and November, only to give back a portion of those gains in December, when threat of war increased and a disappointing holiday sales season raised red flags. In addition, the final weeks of the year brought little positive news regarding increases in corporate spending or hiring. Despite the strong fall showing, all major market indices ended the year in negative territory for the third consecutive year.

Outlook

Going forward, we expect investors to focus on earnings and corporate outlooks for signs of an economic pickup. Fear of war and political posturing related to Bush’s economic stimulus package will dominate the news.

Going Forward

U.S. markets reflect very serious concerns related to the honesty of corporate management, validity of reported earnings, and the return of slower growth in the economy. Going forward, company managements will be required to sign off on the accuracy of reported numbers. Markets may not show protracted gains, however, until the economy shows signs of an extended recovery. The S&P 500 Index is composed of seasoned companies with experienced management across a wide range of industries. These companies have shown the ability to outperform even in weak economic conditions, and are best prepared to profit as these conditions improve.

Thank you for your continued investment in the Transamerica Premier Index Fund.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

TRANSAMERICA PREMIER INDEX FUND WITH THE S&P 500 INDEX**

Total Returns As of December 31, 2002	Average Annual Total Return
	One Year	Five Years	Since Inception*

Investor Class	–22.22%	–0.73%	7.26%

Class A	–22.41%	–1.00%	7.00%

S&P 500 Index	–22.10%	–0.58%	7.48%

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

*	Investor Class — October 2, 1995. Class A — June 30, 1998; average annual returns are based on the October 2, 1995 commencement date for the Investor Class.

**	Hypothetical illustration of $10,000 invested at inception, assuming reinvestment of dividends and capital gains at net asset value through December 31, 2002.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for Class A prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.

This information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

TRANSAMERICA PREMIER FUNDS 2002 ANNUAL REPORT	page	2

TRANSAMERICA PREMIER INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

Assets
Investment, at cost	$48,195,915

Investment in State Street Equity 500 Index Portfolio, at value (Notes 1 and 2)	43,531,821
Receivables:
Dividends and interest	11,651
Fund shares sold	141,865
Reimbursement from adviser	31,321
Prepaid expenses and other assets	2,604

$43,719,262

Liabilities
Payables:
Fund shares redeemed	38,015
Directors’ fees	1,032
Distribution fees	3,894
Other accrued expenses	48,353

91,294

Total Net Assets	$43,627,968

Net Assets Consist Of:
Paid in capital	$52,693,986
Undistributed net investment income	650
Accumulated net realized loss on investments and futures transactions	(4,402,574)
Net unrealized depreciation of investments	(4,664,094)

Total Net Assets	$43,627,968

Investor Class
Net Assets	$43,168,129
Shares Outstanding	3,443,758

Net Asset Value, Offering Price and Redemption Price Per Share	$12.54

Class A
Net Assets	$459,839
Shares Outstanding	36,696

Net Asset Value and Redemption Price Per Share	$12.53

Maximum Sales Charge	5.25%
Maximum Offering Price Per Share	$13.22

See notes to financial statements

page	3	TRANSAMERICA PREMIER FUNDS	2002 ANNUAL REPORT

TRANSAMERICA PREMIER INDEX FUND

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

Investment Income
Interest income	$64,720
Dividend income (net of foreign withholding taxes of $1,629)	560,075
Allocated from Portfolio:
Dividend income	122,059
Interest income	2,655
Expenses	(2,809)

Total Allocated from Portfolio	121,905

Total Income	746,700

Expenses
Investment adviser fee	119,782
Transfer agent fees:
Investor class	134,781
Class A	27,883
Class M*	26,459
Distribution fees:
Investor class	44,633
Class A	2,281
Class M*	5,322
Custodian fees	112,637
Registration fees	32,689
Audit fees	12,363
Printing	17,198
Directors’ fees and expenses	3,478
Other expenses	9,232

Total expenses before waiver and reimbursement	548,738
Reimbursed expenses and waived fees	(430,036)

Net Expense	118,702

Net Investment Income	627,998

Net Realized and Unrealized
Loss on Investments
Net realized loss:
On investments and futures contracts	(2,720,295)
Allocated from Portfolio	(298,356)

Total net realized loss	(3,018,651)

Change in net unrealized depreciation:
On investments and futures contracts	(9,038,866)
Allocated from Portfolio	(462,699)

Total change in net unrealized depreciation	(9,501,565)

Net Realized and Unrealized
Loss on Investments	(12,520,216)

Net Decrease in Net Assets
Resulting From Operations	$(11,892,218)

*	For the period from January 1, 2002 to November 15, 2002.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS	2002 ANNUAL REPORT	page	4

TRANSAMERICA PREMIER INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2002	Year Ended December 31, 2001

Decrease in Net Assets
Operations
Net investment income	$627,998	$576,255
Net realized loss on investments and futures transactions	(3,018,651)	(1,231,099)
Net change in unrealized depreciation of investments	(9,501,565)	(5,198,252)

Net decrease in net assets resulting from operations	(11,892,218)	(5,853,096)

Dividends / Distributions to Shareholders
Net investment income:
Investor class	(625,143)	(556,708)
Class A	(5,146)	(6,410)
Class M*	—	(9,117)

Net decrease in net assets resulting from distributions	(630,289)	(572,235)

Fund Share Transactions (Note 6)	7,931,343	6,934,098

Net increase (decrease) in net assets	(4,591,164)	508,767
Net Assets
Beginning of year	48,219,132	47,710,365

End of year (1)	$43,627,968	$48,219,132

(1) Includes undistributed net investment income of:	$650	$3,855

*	For the period from January 1, 2002 to November 15, 2002.

See notes to financial statements

page	5	TRANSAMERICA PREMIER FUNDS	2002 ANNUAL REPORT

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Transamerica Premier Index Fund
	Investor Class
	Year Ended December 31, 2002[1]	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 1998

Net Asset Value
Beginning of year	$16.36	$18.81	$21.39	$18.63	$15.49

Operations
Net investment income[2]	0.18	0.20	0.33[a]	0.34[a]	0.37
Net realized and unrealized gain (loss) on investments	(3.82)	(2.45)	(2.27)	3.47	3.98

Total from investment operations	(3.64)	(2.25)	(1.94)	3.81	4.35

Dividends / Distributions to Shareholders
Net investment income	(0.18)	(0.20)	(0.32)	(0.30)	(0.37)
Net realized gains on investments	—	—	(0.32)	(0.75)	(0.84)

Total dividends / distributions	(0.18)	(0.20)	(0.64)	(1.05)	(1.21)

Net Asset Value
End of year	$12.54	$16.36	$18.81	$21.39	$18.63

Total Return	(22.22% )	(11.97% )	(9.15% )	20.65%	28.45%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Before reimbursement/fee waiver	1.04%	1.01%	0.92%	0.99%	1.14%
Net investment income after reimbursement/fee waiver	1.38%	1.27%	1.58%	1.67%	2.26%
Portfolio turnover rate	13%[b]	14%	18%	22%	32%
Net assets, end of year (in thousands)	$43,168	$46,252	$46,309	$50,374	$36,342

[1]	The per share amounts and percentages reflect income accrued and expenses incurred by the Fund through November 11, 2002, combined with per share amounts and percentages reflect income accrued and expenses incurred assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio (the “Portfolio”).

[2]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 3). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.08, $0.08, $0.19, $0.19 and $0.22 for the years ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[a]	Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.

[b]	Portfolio turnover rate shown represents that of the Portfolio at December 31, 2002. The portfolio turnover rate of the Fund for the period from January 1, 2002 through November 11, 2002 (“Conversion Date”) was 12%.

See notes to financial statements

TRANSAMERICA PREMIER FUNDS	2002 ANNUAL REPORT	page	6

FINANCIAL HIGHLIGHTS (CONCLUDED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Transamerica Premier Index Fund

	Class A
	Year Ended December 31, 2002[1]	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Period Ended December 31, 1998*

Net Asset Value
Beginning of period	$16.34	$18.80	$21.37	$18.62	$17.59

Operations
Net investment income[2]	0.16[a]	0.17	0.27[a]	0.30[a]	0.19
Net realized and unrealized gain (loss) on investments	(3.82)	(2.47)	(2.25)	3.45	1.39

Total from investment operations	(3.66)	(2.30)	(1.98)	3.75	1.58

Dividends/Distributions to Shareholders
Net investment income	(0.15)	(0.16)	(0.27)	(0.25)	(0.27)
Net realized gains on investments	—	—	(0.32)	(0.75)	(0.28)

Total dividends/distributions	(0.15)	(0.16)	(0.59)	(1.00)	(0.55)

Net Asset Value
End of period	$12.53	$16.34	$18.80	$21.37	$18.62

Total Return [3]	(22.41% )	(12.25% )	(9.33% )	20.31%	8.94%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.50%	0.50%	0.50%	0.50%	0.50%	†
Before reimbursement/fee waiver	6.76%	6.17%	6.05%	8.67%	2141.94%	†
Net investment income after reimbursement/fee waiver	1.08%	1.02%	1.30%	1.47%	2.04%	†
Portfolio turnover rate	13%[b]	14%	18%	22%	32%
Net assets, end of period (in thousands)	$460	$677	$713	$524	$1

†	Annualized

*	Inception (Class A) — June 30, 1998; fund commenced operations on July 1, 1998.

[1]	The per share amounts and percentages reflect income accrued and expenses incurred by the Fund through November 11, 2002, combined with per share amounts and percentages reflect income accrued and expenses incurred assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio (the “Portfolio”).

[2]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 3). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.75), $(0.79), $(0.89), $(1.36) and $(203.55) for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[3]	Total return represents aggregate total return for the period indicated and is not annualized for periods less than one year. Performance shown does not include effects of any sales charges.

[a]	Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.

[b]	Portfolio turnover rate shown represents that of the Portfolio at December 31, 2002. The portfolio turnover rate of the Fund for the period from January 1, 2002 through November 11, 2002 (“Conversion Date”) was 12%.

See notes to financial statements

page	7	TRANSAMERICA PREMIER FUNDS	2002 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

1. Organization

Transamerica Investors, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, management investment company. The Company is composed of nine Funds: Transamerica Premier Aggressive Growth Fund (the “Aggressive Growth Fund”), which is non-diversified, Transamerica Premier Growth Opportunities Fund (the “Growth Opportunities Fund”), formerly Transamerica Premier Small Company Fund, Transamerica Premier Equity Fund (the “Equity Fund”), Transamerica Premier Core Equity Fund (the “Core Equity Fund”), formerly Transamerica Premier Value Fund, Transamerica Premier Index Fund (the “Index Fund”), Transamerica Premier Balanced Fund (the “Balanced Fund”), Transamerica Premier High Yield Bond Fund (the “High Yield Bond Fund”), Transamerica Premier Bond Fund (the “Bond Fund”), and Transamerica Premier Cash Reserve Fund (the “Cash Reserve Fund”), which are diversified (collectively referred to as the “Funds”). For information on investment objectives and strategies, please refer to the Funds’ prospectus.

The information presented in these financial statements pertains only to the Index Fund (the “Fund”).

The Fund offers two classes of shares: the Investor Class and Class A Shares. Effective November 15, 2002, shareholders of Class M were moved into Class A. The Investor Class and Class A shares differ with respect to distribution and certain other class-specific expenses and waivers.

Effective November 11, 2002 (the “Conversion Date”), the Fund began investing all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Portfolio”). The investment objective and policies of the Portfolio are similar to the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (2.185% at December 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

(A) Valuation of Securities

The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio’s Notes to the Financial Statements, which are included elsewhere in this report.

(B) Securities Transactions, Investment Income and Expenses

Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. In addition, the Fund accrues its own expenses. Expenses not directly chargeable to a specific class are allocated primarily on the basis of relative average daily net assets.

(C) Dividends and Distributions

Dividends from net investment income, if any, on shares of the Fund are declared and paid annually. The Fund distributes net realized capital gains, if any, annually. Dividends and distributions paid by the Fund are recorded on ex-dividend date. Income and capital gains distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and timing differences. Dividends from net investment income are determined on a class level. Capital gains distributions are determined on a fund level.

(D) Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income or excise tax provision is required to be paid by the Fund.

The Fund’s percentage of ordinary dividends received during 2002 that qualifies for the corporate dividend received deduction was 100% (unaudited). To determine the amount of dividends that qualify, corporate shareholders should multiply the total ordinary dividend received during 2002 by the percentage noted above.

Income and capital gain distributions are determined in accordance with income tax regulations, which may defer from generally accepted accounting principles. These book to tax differences are primarily due to wash sales and capital loss carryforwards. Permanent items identified in the year ended December 31, 2002, have been reclassified among components of net assets of the Fund as follows:

Undistributed Net Investment Income	Undistributed Net Realized Gains and Losses	Paid-In Capital

$(914)	$38,743	$(37,829)

The tax character of distributions paid to shareholders of the Fund during 2002 and 2001 were as follows:

2002			2001

Ordinary Income	Long Term Capital Gains	Total	Ordinary Income	Long Term Capital Gains	Total

$630,289	—	$630,289	$572,235	—	$572,235

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$—
Undistributed Long-Term Gain	—
Accumulated Capital and Other Losses*	(4,225,702)
Unrealized Depreciation	(4,840,316)

Total Accumulated Deficit	$(9,066,018)

TRANSAMERICA PREMIER FUNDS	2002 ANNUAL REPORT	page	8

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

December 31, 2002

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the deferral of losses on wash sales and the realization of unrealized gains/losses on certain derivative instruments.

* As of December 31, 2002, the Fund had a capital loss carry-forward of $4,048,200, of which $1,167,127 and $2,881,073 expires in 2009 and 2010, respectively. Also, the Fund has elected to defer post October losses of $177,502 as though the losses were incurred on the first day of the next calendar year.

(E) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that reflect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3. Investment Advisory Fees And Other Transactions With Affiliates

Prior to the Conversion Date, the Fund entered into an Investment Advisory and Administrative Services Agreement (the “Agreement”) with Transamerica Investment Management, LLC (the “Adviser”) and Transamerica Investment Services, Inc. (the “Sub-Adviser”). For its services to the Funds, the Adviser received a monthly fee, based on 0.30% of the average daily net assets. Following the Conversion Date, the Fund assumed a pro-rata share of unitary fees based on 0.045% of average daily net assets. These fees are paid by the Portfolio to State Street Bank and Trust Company (“State Street”), for SSgA Funds Management, Inc.’s (SSgA), a subsidiary of State Street Corp. and an affiliate of State Street, services as the investment adviser and for State Street’s services as administrator, custodian and transfer agent, and for assuming ordinary operating expense of the Portfolio, including legal and audit expenses. For the period from Conversion Date through December 31, 2002, these expenses amounted to $2,809.

The Sub-adviser is a subsidiary of Transamerica Corporation, which is a subsidiary of AEGON N.V., and owns all the capital interest of the Adviser. The Sub-Adviser receives its fee directly from the Adviser and receives no compensation from the Fund. The Adviser has agreed to waive its fees and assume any operating expenses (other than certain extraordinary or non-recurring expenses) which together exceed a 0.25% and 0.50% of the average daily net assets of the Investor Class and Class A shares, respectively. The waivers and subsidies may be terminated at any time without notice.

Transamerica Securities Sales Corporation (“TSSC”) is the principal underwriter and distributor of the shares of the Fund. TSSC is an indirect, wholly-owned subsidiary of AEGON N.V.

No officer, director, or employee of the Adviser, the Sub-Adviser or any of their respective affiliates receives any compensation from the Funds for acting as director or officer of the Company. Each director of the Company who is not an “interested person” (as that term is defined in the 1940 Act) receives from the Funds a $10,000 annual fee, $1,000 for each meeting attended, and is reimbursed for expenses incurred in connection with such attendance. For the year ended December 31, 2002, the Fund expensed aggregate fees of $3,478 to all directors who are not affiliated persons of the Adviser.

Certain directors and officers of the Funds are also directors and officers of the Adviser and other affiliated Transamerica entities.

As of December 31, 2002, Transamerica Corporation and its affiliates held 24.3% of the Fund’s outstanding shares.

4. Distribution Plans

The 12b-1 plan of distribution and related distribution contracts require the Fund to pay distribution fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. For the Investor Shares and Class A, there are annual 12b-1 distribution fees of 0.10% and 0.35%, respectively, of the average daily net assets of each class.

5. Security Transactions

The aggregate cost of purchases and proceeds for sales of securities, excluding short-term investments, for the period from January 1, 2002 through Conversion Date were as follows:

Purchases	U.S. Government Purchases	Proceeds From Sales	U.S. Government Sales

$13,465,663	—	$5,696,161	—

6. Capital Stock Transactions

At December 31, 2002, there were 60,000,000 shares of 0.001 par value stock authorized. The tables below summarize the transactions in Fund shares for the periods and classes indicated.

	Year Ended December 31, 2002		Year Ended December 31, 2001

Investor Class Shares	Shares	Amount	Shares	Amount

Capital stock sold	1,013,481	$14,572,779	652,844	$10,875,795
Capital stock issued upon reinvestment of dividends and distributions	48,719	610,700	33,365	550,192
Capital stock redeemed	(445,818)	(6,238,938)	(320,168)	(5,278,882)

Net Increase	616,382	$8,944,541	366,041	$6,147,105

	Year Ended December 31, 2002		Year Ended December 31, 2001

Class A Shares	Shares	Amount	Shares	Amount

Capital stock sold	27,847	$418,079	8,961	$155,608
Capital stock issued from conversion of Class M to Class A	29,206	382,311	—	—
Capital stock issued upon reinvestment of dividends and distributions	411	5,148	389	6,409
Capital stock redeemed	(62,213)	(813,542)	(5,812)	(102,519)

Net Increase (Decrease)	(4,749)	$(8,004)	3,538	$59,498

	Year Ended December 31, 2002		Year Ended December 31, 2001

Class M Shares	Shares	Amount	Shares	Amount

Capital stock sold	22,523	$340,035	55,173	$944,548
Capital stock redeemed from conversion of Class M to Class A	(29,247)	(382,311)	—	—
Capital stock issued upon reinvestment of dividends and distributions	—	—	553	9,113
Capital stock redeemed	(72,120)	(962,918)	(13,495)	(226,166)

Net Increase (Decrease)	(78,844)	$(1,005,194)	42,231	$727,495

page	9	TRANSAMERICA PREMIER FUNDS	2002 ANNUAL REPORT

DIRECTORS AND OFFICERS

Responsibility for the management and supervision of the Company and its Funds rests with the Board. The Investment Adviser is subject to the direction of the Board.

The names of the directors and executive officers of the Company, their business addresses, their principal occupations during the past five years and other information are listed below. Each of the officers listed below is an employee of an entity that provides services to the Funds. An asterisk (*) appears after the name of each director and officer who is an interested person of the Company, as defined in the 1940 Act.

Name, Address & Age	Position Held with Transamerica Investors, Inc.	Term of Office	Length of Time Served	Number of Portfolios overseen in the complex	Principal Occupations During the Past 5 years

Richard N. Latzer* Transamerica Center 1150 S. Olive Street Los Angeles, CA 90015 Age 65	Chairman of the Board	Indefinite**	Since 11/05/99	9

Chairman of Transamerica Investment Services, Inc.; Chairman of Transamerica Investment Management, LLC; Senior Vice President and Chief Investment Officer for Transamerica Corporation; President and Chief Executive Officer, Transamerica Realty Services; Chief Executive Officer, Transamerica Investment, LLC

Gary U. Rollé* Transamerica Center 1150 S. Olive St. Los Angeles, CA 90015 Age 61	President	Indefinite**	Since 11/05/99	9

Chairman and President, Transamerica Income Shares Inc. and Transamerica Variable Insurance Fund, Inc.; President & Chief Investment Officer, Transamerica Investment Services, Inc.; and Chief Investment Officer, Transamerica Investment Management, LLC

Sidney E. Harris Georgia State University 35 Broad Street, Suite 718 Atlanta, Georgia 30303 Age 53	Director	Indefinite**	Since 06/30/97	9

Dean of College of Business Administration, Georgia State University since 1997. Formerly, Dean of the Peter F. Drucker Management Center, Claremont Graduate School

Other Directorship held: Director, Service Master Company

Charles C. Reed Aon Risk Services 707 Wilshire Blvd., Suite 6000 Los Angeles, CA 90017 Age 69	Director	Indefinite**	Since 06/30/97	9	Vice Chairman of Aon Risk Services Inc. of Southern California (business risk management and insurance brokerage). Other Directorships held: None

Carl R. Terzian Carl Terzian Associates 12400 Wilshire Blvd., Suite 200 Los Angeles, CA 90025 Age 67	Director	Indefinite**	Since 06/30/97	9	Carl Terzian Associates (Public Relations) Other Directorships held: None

E. Lake Setzler* Transamerica Center 1150 South Olive Street Los Angeles, CA 90015 Age 35	Treasurer	Indefinite**	Since 08/10/01	9	Vice President Controller, Transamerica Investment Management, LLC; Chief Account Officer, Alta Residential Mortgage Trust; Controller, Southern Pacific Bank

Ann Marie Swanson* Transamerica Center 1150 South Olive Street Los Angeles, CA 90015 Age 37	Secretary	Indefinite**	Since 08/10/01	9

Vice President Legal Counsel and Chief Compliance Officer, Transamerica Investment Management, LLC; Vice President Assistant General Counsel, Deputy Counsel, Baring Asset Management; Vice President Director of Risk Management and Compliance, Mellon Financial Corp./The Boston Company Asset Management, LLC

The directors are responsible for major decisions relating to the Funds’ objectives, policies and operations. Day-to-day decisions by the officers of the Funds are reviewed by the directors on a quarterly basis. During the interim between quarterly Board meetings, the Executive Committee is empowered to act when necessary for the Board of Directors. The sole member of the Executive Committee is Richard Latzer.

**Directors and executive officers serve an indefinite term until his/her successor is elected.

TRANSAMERICA PREMIER FUNDS	2002 ANNUAL REPORT	page	10

REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of Transamerica Investors, Inc.

We have audited the accompanying statement of assets and liabilities of Transamerica Premier Index Fund (the “Fund”), a series of Transamerica Investors, Inc., as of December 31, 2002, and the related statement of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Transamerica Premier Index Fund as of December 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Los Angeles, California

January 31, 2003

page	11	TRANSAMERICA PREMIER FUNDS	2002 ANNUAL REPORT

STATE STREET EQUITY 500 INDEX PORTFOLIO

ANNUAL REPORT

DECEMBER 31, 2002

State Street Equity 500 Index Portfolio

Management Discussion of Fund Performance and Analysis

The Portfolio

The State Street Equity 500 Index Portfolio’s (the “Portfolio”) investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known unmanaged stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

For the year ended December 31, 2002, the Portfolio declined 22.16%. For the same period, the S&P 500 Index declined 22.10%.

The Market

The fourth quarter of 2002 brought investors some relief, with the S&P 500 Index gaining 8.44%. This was not enough, however, to offset the significant losses posted earlier in the year. For 2002, the S&P 500 Index lost 22.10%, its worst year since 1974 and the third consecutive year of losses, an event not seen for over 60 years since 1939 - 1941 amid World War II. Concerns about the economy, corporate governance, terrorism and war with Iraq weighed heavily on the markets in 2002. Looking forward, while some concerns have been dealt with, unknowns related to terrorism and war with Iraq persist and remain hurdles that the market will need to overcome.

Large cap stocks outperformed mid and small caps in the fourth quarter but underperformed slightly for the year. As a result, in the fourth quarter of 2002, the S&P 500 Index marginally outperformed the broad market Russell 3000 that gained 8.02%. For the year, the S&P 500 Index underperformed the Russell 3000 Index by 56 basis points. Small caps, as measured by the Russell 2000, returned 6.16% and -20.48% in the fourth quarter and the year 2002, respectively.

Value outperformed growth for the quarter, and the year, by nearly 3% as measured by the S&P 500/BARRA Value and Growth Indices. The S&P 500/BARRAValue Index gained 9.90% in the fourth quarter while the S&P 500/BARRA Growth Index gained 7.11%. For the year value lost 20.85% and growth lost 23.59%. Growth’s significantly greater exposure to technology accounted for most of the underperformance.

All sectors posted gains in the fourth quarter of 2002. Telecommunication services and information technology had the strongest rallies off the October 9 lows, after having been beat up the most, together accounting for nearly half the S&P 500 Index’s quarterly gain. The financials sector also fared well as mortgage refinancings continued at a record pace during 2002.

For the year, all ten economic sectors posted losses, with all but two in negative double-digit territory. Telecommunications and technology, the best performers in the fourth quarter, lost over 34% and 37%, respectively, in 2002. The information technology sector alone knocked 6% off the S&P 500 Index for the year. The best performing sectors were materials and consumer staples, combined taking less than 1% off the S&P 500 Index.

For the quarter, the best performing companies (measured by their contribution to the S&P 500 Index’s return), came from the better performing tech and telecommunications sectors, as mentioned above, and included Microsoft, IBM and Verizon. For the year, however, Microsoft and IBM were the sixth and seventh worst contributors behind GE, Intel and AOL that led the pack. The worst contributors for the quarter were Tenet Healthcare, Coca-Cola and TXU. The companies that had the greatest positive contribution to the S&P 500 Index for the year were Bank of America, Boston Scientific and Procter & Gamble.

There were three index changes during the fourth quarter of 2002, bringing the year-to-date total to 25, down over 50% from two years ago. In 2001, there were 30 index changes and a whopping 58 in 2000. Turnover for the S&P 500 Index was just under 4% for the year 2002, compared to 4.5% last year and nearly 9% in 2000.

State Street Equity 500 Index Portfolio

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Fiscal Year Ended December 31, 2002

	Total Return One year ended December 31, 2002	Total Return Average Annualized Since Commencement of Operations (March 1, 2000)
State Street Equity 500 Index Portfolio	-22.16%	-13.53%
S&P 500 Index (b)	-22.10%	-13.49%

(a)	Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(b)	The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2002

	Shares	Market Value (000)
Common Stocks - 96.7%
Consumer Discretionary - 13.0%
AOL Time Warner, Inc.	1,060,647	$13,895
American Greetings Corp. Class A	14,614	231
AutoZone, Inc. (a)	23,587	1,666
Bed Bath & Beyond, Inc. (a)	70,614	2,440
Best Buy Co. (a)	78,221	1,889
Big Lots, Inc. (a)	25,838	342
Black & Decker Corp.	18,533	795
Brunswick Corp.	21,829	434
Carnival Corp.	141,219	3,523
Centex Corp.	14,188	712
Circuit City Stores-Circuit City Group	47,539	353
Clear Channel Communications, Inc. (a)	146,965	5,480
Comcast Corp.	551,367	12,996
Cooper Tire & Rubber Co.	16,637	255
Costco Wholesale Corp. (a)	109,651	3,079
Dana Corp.	33,849	398
Darden Restaurants, Inc.	40,610	831
Delphi Corp.	132,367	1,066
Dillard’s, Inc. Class A	19,553	310
Disney, (Walt) Co.	489,373	7,982
Dollar General Corp.	82,815	990
Dow Jones & Co., Inc.	19,726	853
Eastman Kodak Co.	70,637	2,475
eBay, Inc. (a)	73,480	4,983
Family Dollar Stores, Inc.	40,268	1,257
Federated Department Stores, Inc. (a)	45,276	1,302
Ford Motor Co.	430,355	4,002
Fortune Brands, Inc.	35,966	1,673
Gannett Co., Inc.	64,138	4,605
Gap, Inc.	210,230	3,263
General Motors Corp.	134,873	4,971
Genuine Parts Co.	40,493	1,247
Goodyear Tire & Rubber Co.	38,042	259
Harley-Davidson, Inc.	72,838	3,365
Harrah’s Entertainment, Inc. (a)	25,733	1,019
Hasbro, Inc.	39,387	455
Hilton Hotels Corp.	88,743	1,128
Home Depot, Inc.	551,457	13,213
International Game Technology (a)	20,988	1,593
Interpublic Group Cos., Inc.	88,577	1,247
Johnson Controls, Inc.	21,598	1,732
Jones Apparel Group, Inc. (a)	29,679	1,052
KB HOME	11,831	507
Knight-Ridder, Inc.	20,591	1,302
Kohl’s Corp. (a)	80,910	4,527
Leggett & Platt, Inc.	46,854	1,051
Limited Brands	126,378	1,760
Liz Claiborne, Inc.	26,941	799
Lowe’s Cos., Inc.	186,623	6,998
Marriot International, Inc. Class A	55,339	1,819
Mattel, Inc.	102,045	1,954
May Department Stores Co.	70,167	1,612
Maytag Corp.	17,429	497
McDonald’s Corp.	299,453	4,815
McGraw-Hill, Inc.	46,913	2,835
Meredith Corp.	11,347	467
New York Times Co. Class A	36,845	1,685
Newell Rubbermaid, Inc.	64,821	1,966
NIKE, Inc. Class B	64,413	2,865
Nordstrom, Inc.	30,638	581
Office Depot, Inc. (a)	71,370	1,053
Omnicom Group, Inc.	45,317	2,928
JC Penney & Co., Inc.	63,988	1,472
Pulte Homes, Inc.	14,918	714
Radioshack Corp.	39,653	743
Reebok International, Ltd. (a)	13,271	390
Sears Roebuck & Co.	76,654	1,836
Sherwin-Williams Co.	35,570	1,005
Snap-On, Inc.	13,148	370
Stanley Works	19,532	675
Staples, Inc. (a)	113,550	2,075
Starbucks Corp. (a)	94,026	1,917
Starwood Hotels & Resorts Worldwide, Inc. Class B	45,912	1,090
TJX Cos., Inc.	126,713	2,473
TMP Worldwide, Inc. (a)	26,692	302
Target Corp.	217,757	6,533
Tiffany & Co.	33,368	798
Toys “R” Us, Inc. (a)	47,969	480
Tribune Co.	72,855	3,312
Tupperware Corp.	13,236	200
Univision Communications, Inc. Class A (a)	55,718	1,365
V.F. Corp.	25,488	919
Viacom, Inc. Class B (a)	419,589	17,103
Visteon Corp.	29,953	209
Wal-Mart Stores, Inc.	1,048,928	52,981
Wendy’s International, Inc.	27,167	735
Whirlpool Corp.	15,366	802
Yum! Brands, Inc. (a)	69,622	1,686

		259,567

Consumer Staples - 9.2%
Alberto Culver Co. Class B	13,839	697
Albertson’s, Inc.	88,413	1,968
Anheuser-Busch Cos., Inc.	202,767	9,814
Archer-Daniels-Midland Co.	157,967	1,959
Avon Products, Inc.	57,074	3,075
Brown-Forman Corp. Class B	16,341	1,068
CVS Corp.	94,892	2,369
Campbell Soup Co.	98,283	2,307
Clorox Co.	51,410	2,121
Coca-Cola Co.	590,635	25,882
Coca-Cola Enterprises, Inc.	105,000	2,281
Colgate-Palmolive Co.	127,235	6,671
ConAgra Foods, Inc.	129,546	3,240
Coors, (Adolph) Co. Class B	8,544	523
General Mills, Inc.	88,564	4,158
Gillette Co.	249,644	7,579
H.J. Heinz Co.	84,820	2,788
Hershey Foods Corp.	32,004	2,158

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

December 31, 2002

	Shares	Market Value (000)
Consumer Staples - (continued)
Kellogg Co.	98,929	$3,390
Kimberly-Clark Corp.	121,464	5,766
Kroger Co. (a)	181,422	2,803
Pepsi Bottling Group, Inc.	69,253	1,780
PepsiCo, Inc.	409,810	17,302
Philip Morris Cos., Inc.	491,064	19,903
Procter & Gamble Co.	309,211	26,574
R.J. Reynolds Tobacco Holdings, Inc.	21,140	890
Safeway, Inc. (a)	105,593	2,467
Sara Lee Corp.	183,717	4,135
SuperValu, Inc.	29,960	495
SYSCO Corp.	154,881	4,614
USTCorp.	41,447	1,385
Walgreen Co.	245,810	7,175
Winn-Dixie Stores, Inc.	32,110	491
Wrigley Wm., Jr. Co.	54,416	2,986

		182,814

Energy - 5.8%
Amerada Hess Corp.	20,602	1,134
Anadarko Petroleum Corp.	59,954	2,872
Apache Corp.	34,429	1,962
Ashland, Inc.	15,780	450
BJ Services Co. (a)	36,555	1,181
Baker Hughes, Inc.	81,580	2,626
Burlington Resources, Inc.	47,428	2,023
ChevronTexaco Corp.	253,947	16,882
ConocoPhillips	162,241	7,851
Devon Energy Corp.	36,761	1,687
EOG Resources, Inc.	27,784	1,109
ExxonMobil Corp.	1,599,102	55,873
Halliburton Co.	105,986	1,983
Kerr-McGee Corp.	24,036	1,065
Marathon Oil Corp.	72,734	1,549
Nabors Industries, Ltd. (a)	33,515	1,182
Noble Corp.	32,123	1,129
Occidental Petroleum Corp.	90,823	2,584
Rowan Cos., Inc.	21,539	489
Schlumberger, Ltd.	138,707	5,838
Sunoco, Inc.	17,128	568
Transocean, Inc.	77,495	1,798
Unocal Corp.	60,888	1,862

		115,697

Financials - 19.8%
ACE, Ltd.	63,555	1,865
AFLAC, Inc.	124,616	3,753
Allstate Corp.	167,107	6,181
Ambac Financial Group, Inc.	25,347	1,425
American Express Co.	311,473	11,011
American International Group, Inc.	621,483	35,953
AmSouth Bancorp	83,419	1,602
AON Corp.	73,023	1,379
BB&TCorp.	112,818	4,173
Bank of America Corp.	355,378	24,724
Bank of New York Co., Inc.	174,779	4,188
Bank One Corp.	278,562	10,181
Bear Stearns Cos., Inc.	22,199	1,319
Capital One Financial Corp.	53,715	1,596
Charles Schwab Corp.	315,993	3,428
Charter One Financial, Inc.	55,917	1,606
Chubb Corp.	41,639	2,174
Cincinnati Financial Corp.	37,667	1,417
Citigroup, Inc.	1,220,371	42,945
Comerica, Inc.	41,032	1,774
Countrywide Credit Industries, Inc.	29,672	1,533
Equity Office Properties Trust	96,341	2,407
Equity Residential	67,007	1,647
Fannie Mae	236,529	15,216
Federal Home Loan Mortgage Corp.	165,146	9,752
Fifth Third Bancorp	137,600	8,066
First Tennessee National Corp.	29,117	1,046
FleetBoston Financial Corp.	248,085	6,028
Franklin Resources, Inc.	61,144	2,084
Golden West Financial Corp.	36,011	2,586
Goldman Sachs Group, Inc.	113,000	7,695
Hartford Financial Services Group, Inc.	59,788	2,716
Household International, Inc.	109,959	3,058
Huntington Bancshares, Inc.	57,254	1,069
J.P. Morgan Chase & Co.	473,514	11,364
Jefferson-Pilot Corp.	34,860	1,328
John Hancock Financial Services, Inc.	69,478	1,938
KeyCorp	103,209	2,595
Lehman Brothers Holdings, Inc.	55,718	2,969
Lincoln National Corp.	42,931	1,356
Loews Corp.	45,214	2,010
MBIA, Inc.	35,258	1,546
MBNACorp.	306,602	5,832
MGIC Investment Corp.	24,362	1,006
Marsh & McLennan Cos., Inc.	128,736	5,949
Marshall & Ilsley Corp.	48,792	1,336
Mellon Financial Corp.	101,023	2,638
Merrill Lynch & Co., Inc.	204,527	7,762
MetLife, Inc.	165,807	4,483
Moody’s Corp.	36,465	1,506
Morgan Stanley	257,243	10,269
National City Corp.	147,091	4,018
North Fork Bancorp, Inc.	38,590	1,302
Northern Trust Corp.	53,740	1,874
PNC Financial Services Group, Inc.	68,347	2,864
Plum Creek Timber Co., Inc.	42,580	1,005
Principal Financial Group, Inc.	78,850	2,376
Progressive Corp.	52,547	2,608
Providian Financial Corp.	65,173	423
Prudential Financial, Inc. (a)	133,400	4,234
Regions Financial Corp.	53,789	1,794
SLM Corp.	36,114	3,751
SAFECO Corp.	31,464	1,086
St. Paul Cos., Inc.	53,128	1,809

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

December 31, 2002

	Shares	Market Value (000)
Financials - (continued)
Simon Property Group, Inc.	45,163	$1,539
SouthTrust Corp.	83,979	2,082
State Street Corp.	78,125	3,047
Janus Capital Group	51,619	675
SunTrust Banks, Inc.	66,772	3,801
Synovus Financial Corp.	72,104	1,399
T. Rowe Price Group, Inc.	27,990	763
Torchmark Corp.	27,976	1,022
Travelers Property Casualty Corp. Class B (a)	241,056	3,531
U.S. Bancorp	454,361	9,642
Union Planters Corp.	46,644	1,313
UnumProvident Corp.	56,535	992
Wachovia Corp.	322,426	11,749
Washington Mutual, Inc.	224,013	7,735
Wells Fargo Co.	401,511	18,819
XL Capital, Ltd. Class A	32,732	2,529
Zions Bancorp	21,019	824

		394,090

Health Care - 14.4%
Abbott Laboratories	371,367	14,855
Aetna, Inc.	36,632	1,506
Allergan, Inc.	30,391	1,751
AmerisourceBergen Corp.	25,716	1,397
Amgen, Inc. (a)	305,275	14,760
Anthem, Inc. (a)	33,800	2,126
Applera Corp. - Applied Biosystems Group	53,167	933
Bard (C.R.), Inc.	12,597	731
Bausch & Lomb, Inc.	12,125	437
Baxter International, Inc.	139,726	3,912
Becton, Dickinson & Co.	62,229	1,910
Biogen, Inc. (a)	35,594	1,426
Biomet, Inc.	63,841	1,829
Boston Scientific Corp. (a)	97,848	4,161
Bristol-Myers Squibb Co.	459,917	10,647
CIGNACorp.	32,389	1,332
Cardinal Health, Inc.	104,566	6,189
Chiron Corp. (a)	45,844	1,722
Forest Laboratories, Inc. (a)	43,253	4,248
Genzyme Corp. (a)	51,305	1,517
Guidant Corp. (a)	73,964	2,282
HCA, Inc.	121,159	5,028
HEALTHSOUTH Corp. (a)	92,826	390
Health Management Associates, Inc. Class A (a)	56,498	1,011
Humana, Inc. (a)	38,825	388
IMS Health, Inc.	66,402	1,063
Johnson & Johnson	705,746	37,906
King Pharmaceuticals, Inc. (a)	57,632	991
Lilly (Eli) & Co.	267,097	16,961
Manor Care, Inc. (a)	23,551	438
McKesson Corp.	70,231	1,898
MedImmune, Inc. (a)	60,865	1,651
Medtronic, Inc.	291,502	13,293
Merck & Co., Inc.	533,303	30,190
Millipore Corp.	10,628	361
Pfizer, Inc.	1,464,241	44,762
Pharmacia Corp.	306,481	12,811
Quest Diagnostics Incorporated	23,100	1,314
Quintiles Transnational Corp. (a)	26,618	322
St. Jude Medical, Inc. (a)	41,797	1,660
Schering-Plough Corp.	347,624	7,717
Stryker Corp.	47,704	3,202
Tenet Healthcare Corp. (a)	117,709	1,930
UnitedHealth Group, Inc.	71,842	5,999
Watson Pharmaceuticals, Inc. (a)	24,103	681
WellPoint Health Networks, Inc. (a)	35,189	2,504
Wyeth	314,731	11,771
Zimmer Holdings, Inc. (a)	45,720	1,898

		287,811

Industrials - 11.2%
AMR Corp. (a)	35,155	232
Allied Waste Industries, Inc. (a)	44,967	450
American Power Conversion Corp. (a)	49,767	754
American Standard Cos., Inc. (a)	16,707	1,189
Apollo Group, Inc. (a)	42,175	1,856
Automatic Data Processing, Inc.	143,038	5,614
Avery Dennison Corp.	26,670	1,629
Boeing Co.	198,745	6,557
Burlington Northern Santa Fe Corp.	92,150	2,397
CSX Corp.	51,924	1,470
Caterpillar, Inc.	82,985	3,794
Cendant Corp. (a)	250,822	2,629
Cintas Corp.	41,282	1,887
Concord EFS, Inc. (a)	122,840	1,933
Convergys Corp. (a)	40,105	608
Cooper Industries, Ltd.	21,421	781
Crane Co.	13,702	273
Cummins, Inc.	9,273	261
Danaher Corp.	36,213	2,379
Deere & Co.	57,641	2,643
Delta Air Lines, Inc.	28,193	341
Deluxe Corp.	15,320	645
Dover Corp.	48,513	1,415
Eaton Corp.	17,439	1,362
Emerson Electric Co.	101,335	5,153
Equifax, Inc.	32,869	761
FedEx Corp.	71,646	3,885
First Data Corp.	177,802	6,296
Fiserv, Inc. (a)	46,847	1,586
Fluor Corp.	18,106	507
General Dynamics Corp.	48,606	3,858
General Electric Co.	2,364,923	57,586
Goodrich Co.	23,555	432
Grainger W.W., Inc.	21,609	1,114
H&R Block, Inc.	44,010	1,769
Honeywell International, Inc.	196,842	4,724
ITT Industries, Inc.	22,402	1,360
Illinois Tool Works, Inc.	73,664	4,778
Ingersoll-Rand Co. Class A	40,550	1,746
Lockheed Martin Corp.	109,271	6,310
Masco Corp.	119,774	2,521

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

December 31, 2002

	Shares	Market Value (000)
Industrials - (continued)
McDermott International, Inc. (a)	14,041	$61
Navistar International Corp.	13,580	330
Norfolk Southern Corp.	94,161	1,882
Northrop Grumman Corp.	42,939	4,165
PACCAR, Inc.	28,347	1,311
Pall Corp.	27,574	460
Parker-Hannifin Corp.	27,323	1,260
Paychex, Inc.	90,827	2,535
Pitney Bowes, Inc.	57,939	1,892
Power-One, Inc. (a)	17,700	100
R.R. Donnelley & Sons Co.	26,860	585
Raytheon Co.	97,014	2,983
Robert Half International, Inc. (a)	40,014	645
Rockwell Automation, Inc.	44,520	922
Rockwell Collins, Inc.	41,819	973
Ryder Systems, Inc.	15,880	356
Sabre Holdings Corp. Class A (a)	33,724	611
Southwest Airlines Co.	186,540	2,593
Textron, Inc.	32,275	1,387
Thomas & Betts Corp.	13,242	224
3M Co.	92,642	11,423
Tyco International, Ltd.	473,148	8,081
Union Pacific Corp.	60,740	3,636
United Parcel Service, Inc. Class B	265,400	16,741
United Technologies Corp.	111,757	6,922
Waste Management, Inc.	147,579	3,383

		222,946

Information Technology - 13.8%
ADC Telecommunications, Inc. (a)	178,527	373
Adobe Systems, Inc.	58,371	1,448
Advanced Micro Devices, Inc. (a)	78,584	508
Agilent Technologies, Inc. (a)	111,227	1,998
Altera Corp. (a)	88,678	1,098
Analog Devices, Inc. (a)	88,261	2,107
Andrew Corp. (a)	22,527	232
Apple Computer, Inc. (a)	87,446	1,253
Applied Materials, Inc. (a)	394,661	5,142
Applied Micro Circuits Corp. (a)	68,642	259
Autodesk, Inc.	24,815	355
Avaya, Inc. (a)	81,615	200
BMC Software, Inc. (a)	55,636	952
Broadcom Corp. (a)	65,846	992
CIENA Corp. (a)	101,488	519
Cisco Systems, Inc. (a)	1,715,259	22,453
Citrix Systems, Inc. (a)	42,253	523
Computer Associates International, Inc.	140,044	1,891
Computer Sciences Corp. (a)	41,882	1,443
Compuware Corp. (a)	86,757	416
Comverse Technology, Inc. (a)	42,438	425
Corning, Inc.	246,085	814
Dell Computer Corp. (a)	616,791	16,505
EMC Corp. (a)	532,041	3,267
Electronic Arts, Inc. (a)	33,350	1,660
Electronic Data Systems Corp.	112,586	2,075
Gateway, Inc. (a)	73,765	232
Hewlett-Packard Co.	725,119	12,588
Intel Corp.	1,573,103	24,477
International Business Machines Corp.	401,418	31,110
Intuit, Inc. (a)	47,951	2,250
JDS Uniphase Corp. (a)	310,119	760
Jabil Circuit, Inc. (a)	45,513	816
KLA Tencor Corp. (a)	45,864	1,619
LSI Logic Corp. (a)	85,535	493
Lexmark International Group, Inc. Class A (a)	30,602	1,851
Linear Technology Corp.	76,775	1,970
Lucent Technologies, Inc.	786,972	992
Maxim Integrated Products, Inc.	77,956	2,574
Mercury Interactive Corp. (a)	18,848	559
Microsoft Corp. (a)	1,270,702	65,708
Micron Technology, Inc. (a)	147,832	1,440
Molex, Inc.	47,910	1,103
Motorola, Inc.	551,998	4,775
NCR Corp. (a)	22,092	524
National Semiconductor Corp. (a)	41,109	617
Network Appliance, Inc. (a)	76,767	768
Novell, Inc. (a)	82,242	269
Novellus Systems, Inc. (a)	33,469	940
NVIDIA Corp. (a)	37,451	431
Oracle Corp. (a)	1,270,238	13,719
PMC-Sierra, Inc. (a)	37,624	209
Parametric Technology Corp. (a)	60,341	151
PeopleSoft, Inc. (a)	76,023	1,390
PerkinElmer, Inc.	29,757	245
QLogic Corp. (a)	21,145	728
QUALCOMM, Inc. (a)	184,139	6,690
Rational Software Corp. (a)	44,545	463
Sanmina-SCI Corp. (a)	120,658	538
Scientific-Atlanta, Inc.	37,268	442
Siebel Systems, Inc. (a)	110,058	821
Solectron Corp. (a)	190,414	676
Sun Microsystems, Inc. (a)	728,188	2,257
SunGard Data Systems, Inc. (a)	68,750	1,620
Symbol Technologies, Inc.	51,685	425
Tektronix, Inc. (a)	21,329	388
Tellabs, Inc. (a)	93,275	674
Teradyne, Inc. (a)	41,992	546
Texas Instruments, Inc.	409,103	6,141
Thermo Electron Corp.	39,629	797
Unisys Corp. (a)	77,379	766
VERITAS Software Corp. (a)	99,683	1,557
Waters Corp. (a)	30,257	659
Xerox Corp.	173,342	1,395
Xilinx, Inc. (a)	79,804	1,638
Yahoo!, Inc. (a)	143,793	2,348

		275,057

Materials - 2.7%
Air Products & Chemicals, Inc.	54,389	2,325
Alcoa, Inc.	203,046	4,625
Allegheny Technologies, Inc.	18,029	112
Ball Corp.	13,585	695
Bemis Co., Inc.	12,064	599

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

December 31, 2002

	Shares	Market Value (000)
Materials - (continued)
Boise Cascade Corp.	12,619	$318
Dow Chemical Co.	218,599	6,492
Du Pont (E.I.) de Nemours & Co.	235,839	10,000
Eastman Chemical Co.	17,662	649
Ecolab, Inc.	30,363	1,503
Engelhard Corp.	29,930	669
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	32,914	552
Georgia-Pacific Group	52,940	856
Great Lakes Chemical Corp.	11,003	263
Hercules, Inc. (a)	24,598	216
International Flavors & Fragrances, Inc.	21,904	769
International Paper Co.	115,856	4,051
Louisiana Pacific Corp.	23,759	191
MeadWestvaco Corp.	46,388	1,146
Monsanto Co.	61,746	1,189
Newmont Mining Corp.	96,142	2,791
Nucor Corp.	17,802	735
PPG Industries, Inc.	41,190	2,066
Pactiv Corp. (a)	36,364	795
Phelps Dodge Corp.	20,905	662
Praxair, Inc.	39,010	2,254
Rohm & Haas Co.	53,696	1,744
Sealed Air Corp. (a)	19,136	714
Sigma Aldrich Corp.	17,393	845
Temple-Inland, Inc.	11,914	534
United States Steel Corp.	23,202	304
Vulcan Materials Co.	23,196	870
Weyerhaeuser Co.	52,424	2,580
Worthington Industries, Inc.	19,529	298

		54,412

Telecommunication Services - 4.1%
AT&TCorp.	184,147	4,808
AT&TWireless Services, Inc. (a)	650,238	3,674
Alltel Corp.	74,998	3,825
BellSouth Corp.	444,528	11,500
CenturyTel, Inc.	34,008	999
Citizens Communications Co. (a)	65,077	686
Nextel Communications, Inc. Class A (a)	230,036	2,618
Qwest Communications International, Inc.	408,322	2,041
SBC Communications, Inc.	790,904	21,441
Sprint Corp. (Fon Group)	215,584	3,122
Sprint Corp. (PCS Group) (a)	228,278	1,000
Verizon Communications, Inc.	649,598	25,172

		80,886

Utilities - 2.7%
AES Corp. (a)	127,014	384
Allegheny Energy, Inc.	28,499	216
Ameren Corp.	33,942	1,411
American Electric Power Co., Inc.	79,754	2,180
CMS Energy Corp.	30,105	284
Calpine Corp. (a)	85,552	279
CenterPoint Energy, Inc.	69,593	592
Cinergy Corp.	40,858	1,378
Consolidated Edison, Inc.	50,022	2,142
Constellation Energy Group, Inc.	39,403	1,096
DTE Energy Co.	39,346	1,826
Dominion Resources, Inc.	73,287	4,024
Duke Energy Corp.	213,477	4,171
Dynegy, Inc. Class A	83,430	98
Edison International	74,962	888
El Paso Corp.	138,194	962
Entergy Corp.	51,943	2,368
Exelon Corp.	77,589	4,094
FPL Group, Inc.	43,989	2,645
FirstEnergy Corp.	72,012	2,374
KeySpan Corp.	33,906	1,195
Kinder Morgan, Inc.	28,138	1,189
Mirant Corp. (a)	96,488	182
NICOR, Inc.	10,313	351
NiSource, Inc.	58,367	1,167
PG&E Corp. (a)	90,923	1,264
PPLCorp.	37,468	1,299
Peoples Energy Corp.	7,731	299
Pinnacle West Capital Corp.	19,381	661
Progress Energy, Inc.	56,508	2,450
Public Service Enterprise Group, Inc.	51,622	1,657
Sempra Energy	47,189	1,116
Southern Co.	170,258	4,834
TECO Energy, Inc.	41,776	646
TXU Corp.	76,948	1,437
Williams Cos., Inc.	120,437	325
Xcel Energy, Inc.	94,797	1,043

		54,527

Total Common Stocks
(cost $2,198,489,141)		1,927,807

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

December 31, 2002

	Par Amount (000)	Market Value (000)
Government Security - 0.2%
United States Treasury Bill (b) (c) 1.18%, due 3/13/03	$4,285	$4,275

Total Government Security (cost $4,275,028)		4,275

	Shares (000)
Short Term Investments - 4.6%
AIM Short Term Investment Prime Portfolio	48,229	48,229
Federated Money Market Obligations Trust	10	10
State Street Navigator Securities Lending Prime Portfolio (d)	42,680	42,680

Total Short Term Investments (cost $90,919,246)		90,919

Total Investments - 101.5% (cost $2,293,683,415)		2,023,001
Other Assets and Liabilities Net - (1.5)%		(30,453)

Net Assets - 100%		$1,992,548

(a)	Non-income producing security.

(b)	Held as collateral in connection with futures contracts purchased by the Portfolio.

(c)	Rate represents annualized yield at date of purchase.

(d)	Security represents investment made with cash collateral received from securities loaned.

Schedule of Futures Contracts

	Number of Contracts	Unrealized Depreciation (000)
S&P 500 Financial Futures Contracts (long) Expiration date 03/2003	278	$816

Total unrealized depreciation on open futures contracts purchased		$816

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2002

(Amounts in thousands)

Assets
Investments at market (identified cost $2,293,683) - including $39,976 of securities loaned (Note 2)	$2,023,001
Receivables:
Investment sold	9,096
Dividends and interest	3,112
Daily variation margin on futures contracts	97

Total assets	2,035,306
Liabilities
Payables:
Due upon return of securities loaned	42,680
Management fees (Note 4)	78

Total liabilities	42,758

Net Assets	$1,992,548

Composition of Net Assets
Paid-in capital	$2,264,046
Net unrealized depreciation on investments and futures contracts	(271,498)

Net Assets	$1,992,548

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Operations

For the Year Ended December 31, 2002

(Amounts in thousands)

Investment Income
Dividends (net of foreign taxes withheld of $112)		$34,834
Interest		951
Security lending income		174

Total Investment Income		35,959
Expenses
Management fees (Note 4)	$1,003

Total Expenses		1,003

Net Investment Income		34,956

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(139,590)
Withdrawals in-kind	79,545
Futures contracts	(10,383)

		(70,428)
Net change in unrealized depreciation on:
Investments	(530,173)*
Futures contracts	(2,040)

		(532,213)

Net realized and unrealized loss		(602,641)

Net Decrease in Net Assets Resulting from Operations		$(567,685)

*Excludes unrealized depreciation of $4,210 on contributed securities.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Changes in Net Assets

(Amounts in thousands)

	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001
Increase (Decrease) in Net Assets From:

Operations
Net investment income	$34,956	$37,168
Net realized loss on investments, futures contracts, and withdrawals in-kind	(70,428)	(143,731)
Net change in unrealized depreciation	(532,213)	(262,328)

Net decrease in net assets resulting from operations	(567,685)	(368,891)

Capital Transactions*
Proceeds from contributions	557,561	555,412
Contributions in-kind	41,343	165,310
Fair value of withdrawals	(520,988)	(575,064)
Withdrawals in-kind	(209,981)	(41,740)

Net increase (decrease) in net assets from capital transactions	(132,065)	103,918

Total Net Decrease in Net Assets	(699,750)	(264,973)

Net Assets
Beginning of year	2,692,298	2,957,271

End of year	$1,992,548	$2,692,298

*	Prior year capital transactions did not separate cash contributions from in-kind transactions. For the year ended December 31, 2001, proceeds from contributions and fair value of withdrawals were $720,722 and $(616,804), respectively.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/02	Year Ended 12/31/01	Period Ended 12/31/00*
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$1,992,548	$2,692,298	$2,957,271
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045	%†
Net investment income	1.57%	1.34%	1.14	%†
Portfolio turnover rate**	13%	14%	18	%††
Total return (a)	(22.16%)	(11.94%)	(2.41	%)††

*	The Portfolio commenced operations on March 1, 2000.
**	The Portfolio turnover rate excludes in-kind security transactions.
†	Annualized.
††	Not Annualized.

(a)	Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

December 31, 2002

1. Organization

The State Street Master Funds (the “Trust”) is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI® EAFE® Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”). At December 31, 2002, only State Street MSCI® EAFE® Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2. Significant Accounting Policies

The Portfolio’s financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

State Street Equity 500 Index Portfolio

Portfolio of Investments - (continued)

December 31, 2002

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500 Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Securities Lending: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2002, the earned income for the Portfolio and State Street was $173,648 and $57,883, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2002, the value of the securities loaned amounted to $39,975,743. The loans were collateralized with cash of $42,680,335, which the Portfolio then invested in the State Stree Navigator Securities Lending Prime Portfolio, an affiliated investment company.

3. Securities Transactions

For the year ended December 31, 2002, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $349,578,053 and $ 284,263,675, respectivily. The aggregrate value of in-kind contributions and withdrawals were $41,342,685 and $209,980,527, respectively.

At December 31, 2002, the cost of investments on a tax basis was $2,413,235,668. The aggregate gross unrealized appreciation and gross unrealized depreciation was $201,034,221and $591,268,630, respectively, for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sales loss deferrals.

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA”), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the State Street Navigator Securities Lending Prime Portfolio, which is offered by State Street and advised by SSgA. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of each of these investments at December 31, 2002 is listed in the Portfolio of Investments.

During the year, the Portfolio had investment transactions executed through State Street Global Markets LLC. For the year ended December 31, 2002, the Portfolio paid brokerage commissions to State Street Global Markets LLC, of $218,481.

State Street Equity 500 Index Portfolio

State Street Master Funds

(Unaudited)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
NON-INTERESTED TRUSTEES

Michael F. Holland Age: 58 375 Park Avenue New York, NY 10152	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser), 1995 to present	14	Trustee, State Street Institutional Investment Trust; Director of the Holland Series Fund, Inc.; and Director, The China Fund, Inc.

William L. Boyan Age: 66 86 A Beacon Street Boston, MA 02108	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust 1997 to present (investments); Chairman, Children’s Hospital 1984 to current; Director Boston Plan for Excellence, 1994 to current (non-profit); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company, 1959 to 1999. Mr. Boyan retired in 1999.	14	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence Age: 54 7 Acacia Street Cambridge, MA 02138	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC 1998 to present; Member of the Advisory Board, Ingenium Corp., 2001 to present (technology company); Chief Executive Officer IEmily.com, 2000 to 2001 (internet company); Chief Executive Officer of Consensus Pharmaceutical, Inc., 1998 to 1999; Founder, President, and Chief Executive Officer of Spence Center for Woman’s Health, 1994 to 1998; and Trustee, Eastern Enterprise, 1988 to 2000 (utilities).	14	Trustee, State Street Institutional Investment Trust; Director of Berkshire Life Insurance Company of America; and Director, IEmily.com (internet company)
Douglas T. Williams Age: 62 P.O. Box 5049 Boston, MA 02206	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank, 1987 to 1999. Mr. Williams retired in 1999.	14	Trustee, State Street Institutional Investment Trust

State Street Equity 500 Index Portfolio

State Street Master Funds

(Unaudited)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
OFFICERS

Kathleen C. Cuocolo Age: 50 Two Avenue de Lafayette Boston, MA 02111	President	Term: Indefinite Elected: 5/00	Executive Vice President of State Street Bank and Trust Company since 2000; and Senior Vice President of State Street Bank and Trust Company, 1982 to 2000.	—	—

Janine L. Cohen Age: 49 Two Avenue de Lafayette Boston, MA 02111	Treasurer	Term: Indefinite Elected: 5/00	Senior Vice President of State Street Bank and Trust Company since 2001; and Vice President of State Street Bank and Trust Company, 1992 to 2000.	—	—

Julie A. Tedesco Age: 45 One Federal Street Boston, MA 02110	Secretary	Term: Indefinite Elected: 5/00	Vice President and Counsel of State Street Bank & Trust Company since 2000; and Counsel of First Data Investor Services Group, Inc., 1994 to 2000.	—	—

State Street Equity 500 Index Portfolio

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interests of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds)(the “Portfolio”) as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts

February 7, 2003

Transamerica Premier Funds

Directors

Richard N. Latzer

Chairman of the Board

Sidney E. Harris

Charles C. Reed

Carl R. Terzian

Transamerica Premier Funds

Officers

Gary U. Rollé

President

Ann Marie Swanson

Secretary

E. Lake Setzler

Treasurer

Investment Adviser

Transamerica Investment Management, LLC

1150 South Olive Street

Los Angeles, California 90015

Distributor

Transamerica Securities Sales Corporation

1150 South Olive Street

Los Angeles, California 90015

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

Transfer Agent

State Street Bank/Boston Financial Data Services

Two Heritage Drive

North Quincy, Massachusetts 02171

TRANSAMERICA PREMIER FUNDS	2002 ANNUAL REPORT

This report is for the information of the shareholders of the Transamerica Premier Index Fund. Its use in connection with any offering of the Funds’ shares is authorized only if accompanied or preceded by a current Transamerica Premier Funds prospectus that contains more complete investment information, including risks and expenses. Please read the the prospectus thoroughly before you invest.

Call 1-800-892-7587 for more information.

This Fund is neither insured nor guaranteed by the U.S. government.

©2001 Transamerica Securities Sales Corporation, Distributor

Transamerica Securities Sales Corporation, Distributor

1-800-89-ASK-US (1-800-892-7587)

http://transamericafunds.com

TPF 576I-0203